HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of assets and liabilities classified as held-for-sale
The following is a summary of the assets and liabilities classified as held for sale as at December 31, 2025 and 2024:

AS AT DEC. 31 (MILLIONS)	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate (Super Core, Core Plus, Value Add, Opportunistic)[1]	Real Estate (LP Investments) and Other[1]	2025 Total	2024 Total
Assets
Cash and cash equivalents	$86	$12	$3	$6	$48	$155	$226
Accounts receivable and other	368	122	1	84	49	624	1,515
Equity accounted investments	—	—	—	—	138	138	1,482
Investment properties	—	—	—	1,266	2,337	3,603	3,475
Property, plant and equipment	5,713	468	162	—	27	6,370	3,425
Intangible assets	—	1,608	—	—	—	1,608	14
Goodwill	—	58	—	—	—	58	—
Other long-term assets	139	44	—	—	—	183	152
Deferred income tax assets	3	38	—	—	—	41	2
Assets classified as held for sale	$6,309	$2,350	$166	$1,356	$2,599	$12,780	$10,291
Liabilities
Accounts payable and other	$1,601	$294	$9	$193	$66	$2,163	$675
Non-recourse borrowings of managed entities	2,410	730	—	84	—	3,224	3,904
Deferred income tax liabilities	84	419	1	—	—	504	142
Liabilities associated with assets classified as held for sale	$4,095	$1,443	$10	$277	$66	$5,891	$4,721
1.Real estate Super Core, Core Plus, Value Add and Opportunistic investments are included in our Real Estate segment. Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
As at December 31, 2025, assets held for sale primarily relate to:
•A 633 MW under construction solar asset in India, a 200 MW portfolio of distributed generation assets in Spain, a 45 MW portfolio of operating hydroelectric assets, an 833 MW portfolio of operating solar assets, a 2.3 GW portfolio of operating wind and solar assets, all in the U.S. within our Renewable Power and Transition segment;
•Two office properties, two retail assets, three hotels and a manufactured housing portfolio in the U.S., one retail asset in Canada, and a land parcel in the Bahamas, within our LP investments included within our Asset Management segment;
•Three office properties and one retail asset in the U.S. within our Real Estate segment; and
•Our interest in a Brazilian electricity transmission operation and a subsidiary of our U.K. rail operation, both within our Infrastructure segment.